Rio Tinto financial information by business unit - Schedule of financial information by business unit (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 19,362	$ 20,722
EBITDA	5,929	5,484
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	(1,974)	(2,059)
Impairment charges	(1,163)	(2,349)
Net earnings	3,316	4,130
Capital expenditure	2,665	2,374
Depreciation and amortisation expense	2,092	2,096
Operating Assets	44,050		$ 44,183
Gains on disposals of property, plant and equipment	28	17
Capital expenditure	2,693	2,391
Less: Net debt	(4,826)		(3,651)
Equity attributable to owners of Rio Tinto	39,224		40,532
Reportable segments
Disclosure of operating segments [line items]
Capital expenditure	2,802	2,572
Depreciation and amortisation expense	2,367	2,359
Operating Assets	46,198		46,632
Reportable segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	11,465	11,208
EBITDA	7,698	7,552
Net earnings	4,563	4,506
Capital expenditure	1,185	669
Depreciation and amortisation expense	840	826
Operating Assets	14,693		14,019
Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	4,487	5,100
EBITDA	925	1,127
Net earnings	193	315
Capital expenditure	482	711
Depreciation and amortisation expense	594	597
Operating Assets	14,370		16,030
Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	2,124	2,959
EBITDA	670	1,213
Net earnings	68	348
Capital expenditure	1,009	1,002
Depreciation and amortisation expense	626	642
Operating Assets	12,872		12,010
Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	2,331	2,539
EBITDA	739	954
Net earnings	232	341
Capital expenditure	125	188
Depreciation and amortisation expense	208	214
Operating Assets	4,448		4,529
Reportable segments | Other operations
Disclosure of operating segments [line items]
Consolidated sales revenue	8	10
EBITDA	(10)	(88)
Net earnings	(28)	(80)
Capital expenditure	1	2
Depreciation and amortisation expense	99	80
Operating Assets	(288)		(83)
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(82)	(7)
EBITDA	(18)	0
Net earnings	(6)	0
Operating Assets	103		127
Product Group
Disclosure of operating segments [line items]
Consolidated sales revenue	20,333	21,809
EBITDA	10,004	10,758
Net earnings	5,022	5,430
Central pension costs, share-based payments and insurance
Disclosure of operating segments [line items]
EBITDA	102	77
Net earnings	97	77
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
EBITDA	(72)	(175)
Net earnings	(53)	(119)
Central costs
Disclosure of operating segments [line items]
EBITDA	(273)	(272)
Net earnings	(233)	(258)
Central exploration and evaluation
Disclosure of operating segments [line items]
EBITDA	(121)	(138)
Net earnings	(97)	(109)
Other items
Disclosure of operating segments [line items]
Capital expenditure	22	25
Depreciation and amortisation expense	39	36
Operating Assets	(2,148)		(2,449)
Net interest
Disclosure of operating segments [line items]
Net earnings	14	(89)
Underlying EBITDA/earnings
Disclosure of operating segments [line items]
EBITDA	9,640	10,250
Net earnings	4,750	4,932
Items excluded from underlying EBITDA/earnings
Disclosure of operating segments [line items]
EBITDA	(119)	117
Net earnings	(1,434)	(802)
EBITDA/net earnings
Disclosure of operating segments [line items]
EBITDA	9,521	10,367
Net earnings	3,316	4,130
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales
Disclosure of operating segments [line items]
Adjustment for equity accounted units revenue	(971)	(1,087)
Depreciation and amortisation in equity accounted units	(314)	(299)
Taxation and finance items in equity accounted units	(141)	(176)
Capital expenditure	(159)	(223)
Depreciation and amortisation expense	(314)	(299)
Pilbara | Reportable segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	11,246	11,039
EBITDA	7,702	7,528
Net earnings	4,628	4,548
Capital expenditure	1,179	663
Depreciation and amortisation expense	831	817
Operating Assets	$ 14,430		13,865
Dampier Salt | Reportable segments | Iron Ore
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	6840.00%
Consolidated sales revenue	$ 112	128
EBITDA	25	38
Net earnings	8	14
Capital expenditure	6	6
Depreciation and amortisation expense	9	9
Operating Assets	$ 158		152
Rio Tinto Kennecott | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	10000.00%
Consolidated sales revenue	$ 635	892
EBITDA	193	425
Net earnings	(12)	171
Capital expenditure	320	179
Depreciation and amortisation expense	223	216
Operating Assets	$ 2,249		2,012
Escondida | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	3000.00%
Consolidated sales revenue	$ 941	1,061
EBITDA	564	568
Net earnings	204	213
Capital expenditure	118	147
Depreciation and amortisation expense	239	237
Operating Assets	2,869		2,871
Iron Ore Company of Canada
Disclosure of operating segments [line items]
Consolidated sales revenue	1,011	1,027
Net earnings	151	152
Equity attributable to owners of Rio Tinto	$ 1,110		1,018
Iron Ore Company of Canada | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	5870.00%
Consolidated sales revenue	$ 1,086	1,075
EBITDA	473	526
Net earnings	156	171
Capital expenditure	51	73
Depreciation and amortisation expense	88	84
Operating Assets	715		803
Rio Tinto Iron & Titanium | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	773	983
EBITDA	222	339
Net earnings	80	144
Capital expenditure	60	95
Depreciation and amortisation expense	95	99
Operating Assets	$ 3,168		3,507
Rio Tinto Borates | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Rio Tinto interest (as a percent)	10000.00%
Consolidated sales revenue	$ 293	304
EBITDA	83	98
Net earnings	47	54
Capital expenditure	16	17
Depreciation and amortisation expense	25	30
Operating Assets	511		525
Simandou iron ore project | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	0	0
EBITDA	(2)	(6)
Net earnings	(1)	(3)
Capital expenditure	(2)	0
Depreciation and amortisation expense	0	0
Operating Assets	22		20
Oyu Tolgoi and Turquoise Hill | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	409	735
EBITDA	89	306
Net earnings	11	52
Capital expenditure	548	651
Depreciation and amortisation expense	104	109
Operating Assets	7,569		6,780
Evaluation projects/other | Reportable segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	252	41
EBITDA	(37)	(14)
Net earnings	(77)	(56)
Capital expenditure	0	0
Depreciation and amortisation expense	0	0
Operating Assets	163		2
Evaluation projects/other | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	0	0
EBITDA	(29)	(36)
Net earnings	(14)	(24)
Capital expenditure	0	0
Depreciation and amortisation expense	0	0
Operating Assets	0		0
Evaluation projects/other | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	(2)	0
EBITDA	(164)	(155)
Net earnings	(95)	(83)
Capital expenditure	3	2
Depreciation and amortisation expense	2	3
Operating Assets	161		152
Evaluation projects/other | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	29	31
EBITDA	(48)	(42)
Net earnings	(49)	(38)
Capital expenditure	0	0
Depreciation and amortisation expense	0	0
Operating Assets	37		37
Bauxite | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	1,170	1,197
EBITDA	514	503
Net earnings	257	252
Capital expenditure	53	242
Depreciation and amortisation expense	139	112
Operating Assets	2,406		2,597
Alumina | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	1,096	1,485
EBITDA	115	370
Net earnings	38	169
Capital expenditure	74	114
Depreciation and amortisation expense	59	96
Operating Assets	1,885		2,009
Primary Metal | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	2,111	2,490
EBITDA	284	306
Net earnings	(59)	(14)
Capital expenditure	303	303
Depreciation and amortisation expense	325	312
Operating Assets	8,905		9,674
Pacific Aluminium | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	965	1,112
EBITDA	5	(54)
Net earnings	(50)	(96)
Capital expenditure	54	52
Depreciation and amortisation expense	71	77
Operating Assets	357		970
Integrated operations | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	4,080	4,598
EBITDA	951	1,152
Net earnings	210	331
Other product group Items | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	407	502
EBITDA	3	11
Net earnings	(3)	8
Product group operations | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	4,487	5,100
EBITDA	954	1,163
Net earnings	207	339
Capital expenditure	482	711
Depreciation and amortisation expense	594	597
Operating Assets	14,370		16,030
Product group operations | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	2,126	2,959
EBITDA	834	1,368
Net earnings	163	431
Capital expenditure	1,006	1,000
Depreciation and amortisation expense	624	639
Operating Assets	12,711		11,858
Product group operations | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	2,302	2,508
EBITDA	789	1,002
Net earnings	282	382
Capital expenditure	127	188
Depreciation and amortisation expense	208	214
Operating Assets	4,389		4,472
Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	141	271
Diamonds | Reportable segments | Copper & Diamonds
Disclosure of operating segments [line items]
Consolidated sales revenue	141	271
EBITDA	(12)	69
Net earnings	(40)	(5)
Capital expenditure	20	23
Depreciation and amortisation expense	58	77
Operating Assets	24		195
Uranium
Disclosure of operating segments [line items]
Consolidated sales revenue	149	147
Uranium | Reportable segments | Energy & Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	150	146
EBITDA	11	39
Net earnings	(1)	13
Capital expenditure	0	3
Depreciation and amortisation expense	0	1
Operating Assets	(5)		(363)
Intra-segment and other | Reportable segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	(145)	0
EBITDA	8	0
Net earnings	4	0
Capital expenditure	0	0
Depreciation and amortisation expense	0	0
Operating Assets	(58)		0
Intra-segment and other | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	(1,262)	(1,686)
EBITDA	33	27
Net earnings	24	20
Capital expenditure	(2)	0
Depreciation and amortisation expense	0	0
Operating Assets	817		780
Integrated operations | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Capital expenditure	482	711
Depreciation and amortisation expense	594	597
Operating Assets	14,370		16,030
Other product group Items | Reportable segments | Aluminium
Disclosure of operating segments [line items]
Capital expenditure	0	0
Depreciation and amortisation expense	0	$ 0
Operating Assets	$ 0		$ 0